CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 441,505,231	$ 177,883,105	$ 134,109,632
Cost of revenue (including share-based compensation of US$53,850, US$91,597 and US$276,085 in 2018, 2019 and 2020, respectively)	(24,128,462)	(15,300,854)	(14,932,713)
Gross profit	417,376,769	162,582,251	119,176,919
Operating expenses:
General and administrative expenses (including share-based compensation of US$389,802, US$568,077 and US$1,814,335 in 2018, 2019 and 2020, respectively)	(15,017,499)	(16,256,192)	(10,728,807)
Research and development expenses (including share-based compensation of US$1,788,724, US$2,806,587 and US$3,034,240 in 2018, 2019 and 2020, respectively)	(29,669,615)	(26,935,497)	(19,324,657)
Sales and marketing expenses (including share-based compensation of US$127,095, US$196,224 and US$212,381 in 2018, 2019 and 2020, respectively)	(418,261,754)	(157,027,956)	(80,729,626)
Other operating income (loss),net	(2,274,507)	872,269	1,609,159
Total operating expenses	(465,223,375)	(199,347,376)	(109,173,931)
Income (loss) from operations	(47,846,606)	(36,765,125)	10,002,988
Interest income, net	395,629	763,497	214,730
Impairment loss of investment	0	(500,032)	0
Foreign exchange (losses) gains, net	91,335	(342,687)	(70,033)
Income (loss) before income taxes	(47,359,642)	(36,844,347)	10,147,685
Income tax expenses	(7,087)	(1,714)	(220)
Net Income (Loss)	(47,366,729)	(36,846,061)	10,147,465
Net Income (loss) attributable to ordinary shareholders	$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Net Income (loss) per ordinary share:
Basic (in dollars per share)	$ (0.02)	$ (0.01)	$ 0.003
Diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ 0.003
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic (in shares)	3,080,332,924	3,155,082,983	1,464,257,884
Diluted (in shares)	3,080,332,924	3,155,082,983	1,591,094,630
ADS
Net Income (loss) per ordinary share:
Basic (in dollars per share)	$ (0.77)	$ (0.58)	$ 0.17
Diluted (in dollars per share)	$ (0.77)	$ (0.58)	$ 0.15